Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Subsequent Events

14.      SUBSEQUENT EVENTS

a)	On February 7, 2012, the Company issued 8,000,000 shares at an average price of approximately $0.002 per share for cash of $15,866.

b)	On February 10, 2012, the Company issued 10,000,000 shares at an average price of approximately $0.002 per share to a director thereof to offset $19,832 of the loans payable to him.